Related Parties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Revenue from a related-party customer	$ 0.4	$ 0.3	$ 0.3
Related party expenses, professional services			$ 0.1